Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 04, 2020	Jun. 03, 2020
Balance Sheet
Total assets	$ 200,616,025		$ 201,401,935
Liabilities and stockholders' equity
Total current liabilities	1,955,749		242,903
Derivative warrant liabilities	48,940,000		28,320,000
Total liabilities	57,895,749		35,562,903
Class A common stock, $0.0001 par value; shares subject to possible redemption	137,720,270		160,839,030
Stockholders' equity
Additional paid-in-capital	44,252,155		21,133,625
Accumulated deficit	(39,253,272)		(16,134,515)
Total stockholders' equity	5,000,006	$ 5,000,009	5,000,002		$ 6,793		$ 0
Total liabilities and stockholders' equity	$ 200,616,025		201,401,935
As Previously Reported [Member]
Balance Sheet
Total assets			201,401,935	$ 201,529,675
Liabilities and stockholders' equity
Total current liabilities			242,903	197,020
Deferred underwriting commissions			7,000,000
Total liabilities			7,242,903	7,197,020
Class A common stock, $0.0001 par value; shares subject to possible redemption			189,159,030	189,332,650
Stockholders' equity
Class A common stock - $0.0001 par value			108	107
Class B common stock - $0.0001 par value			500
Additional paid-in-capital			5,319,519	5,145,825
Accumulated deficit			(320,125)	(146,502)
Total stockholders' equity			5,000,002	5,000,005
Total liabilities and stockholders' equity			201,401,935	201,529,675
Restatement Adjustment [Member]
Liabilities and stockholders' equity
Derivative warrant liabilities			28,320,000
Total liabilities			28,320,000	12,640,000
Class A common stock, $0.0001 par value; shares subject to possible redemption			(28,320,000)	(12,640,000)
Stockholders' equity
Class A common stock - $0.0001 par value			284	126
Additional paid-in-capital			15,814,106	134,264
Accumulated deficit			(15,814,390)	(134,390)
As Restated [Member]
Balance Sheet
Total assets			201,401,935	201,529,675
Liabilities and stockholders' equity
Total current liabilities			242,903	197,020
Deferred underwriting commissions			7,000,000
Derivative warrant liabilities			28,320,000
Total liabilities			35,562,903	19,837,020
Class A common stock, $0.0001 par value; shares subject to possible redemption			160,839,030	176,692,650
Stockholders' equity
Class A common stock - $0.0001 par value			392	233
Class B common stock - $0.0001 par value			500
Additional paid-in-capital			21,133,625	5,280,089
Accumulated deficit			(16,134,515)	(280,892)
Total stockholders' equity			5,000,002	5,000,005
Total liabilities and stockholders' equity			$ 201,401,935	$ 201,529,675